Supplement dated July 19, 2023
to the Prospectus of Ameriprise Certificates
(April 26, 2023) S-6000 AW (4/23)
This Supplement supersedes the Supplement dated July 13, 2023.
Effective August 18, 2023, Ameriprise Certificate Company will stop issuing the Ameriprise Stock Market Certificate. Ameriprise Certificate Company may also, in its sole discretion, decline add on purchases to existing Ameriprise Stock Market Certificate accounts. Existing account-holders will be allowed to maintain and renew their Ameriprise Stock Market Certificates until their existing certificate matures as described in the prospectus.
Ameriprise Certificate Company may also, in its sole discretion, provide waivers to surrender charges for early withdrawals from Ameriprise Stock Market Certificate accounts that would otherwise be subject to a surrender charge.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after July 19, 2023, information about interest rate ranges for new purchases found on pages 19-21 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 295 basis points (2.95%) above to 395 basis points (3.95%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 320 basis points (3.20%) above to 420 basis points (4.20%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 280 basis points (2.80%) above to 380 basis points (3.80%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 265 basis points (2.65%) above to 365 basis points (3.65%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 275 basis points (2.75%) above to 375 basis points (3.75%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 225 basis points (2.25%) above to 325 basis points (3.25%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 220 basis points (2.20%) above to 320 basis points (3.20%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 220 basis points (2.20%) above to 320 basis points (3.20%) above the National Deposit Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 305 basis points (3.05%) above to 405 basis points (4.05%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 330 basis points (3.30%) above to 430 basis points (4.30%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 275 basis points (2.75%) above to 375 basis points (3.75%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 285 basis points (2.85%) above to 385 basis points (3.85%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 235 basis points (2.35%) above to 335 basis points (3.35%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 225 basis points (2.25%) above to 325 basis points (3.25%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 230 basis points (2.30%) above to 330 basis points (3.30%) above the National Deposit Rate published for 36-month CDs.
For example, if the average rate most recently published for the National Deposit Rate for 12-month CDs is 1.63%, our rate in effect for the following week for investment amounts less than $100,000 would be between 4.28% and 5.28% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 280 basis points (2.80%) above to 380 basis points (3.80%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 300 basis points (3.00%) above to 400 basis points (4.00%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 250 basis points (2.50%) above to 350 basis points (3.50%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 245 basis points (2.45%) above to 345 basis points (3.45%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 245 basis points (2.45%) above to 345 basis points (3.45%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 290 basis points (2.90%) above to 390 basis points (3.90%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 300 basis points (3.00%) above to 400 basis points (4.00%) above the National Deposit Rate published for 12-month CDs.
13 months*	Within a range from 285 basis points (2.85%) above to 385 basis points (3.85%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 310 basis points (3.10%) above to 410 basis points (4.10%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 260 basis points (2.60%) above to 360 basis points (3.60%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 250 basis points (2.50%) above to 350 basis points (3.50%) above the National Deposit Rate published for 24-month CDs.
S-6000-62 A (7/23)

37 months	Within a range from 255 basis points (2.55%) above to 355 basis points (3.55%) above the National Deposit Rate published for 36-month CDs.
*	See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 19-21 remains unchanged.
For Ameriprise Stock Market Certificate: Effective for sales on or after June 14, 2023, with the first term beginning on or after June 21, 2023, information about maximum return ranges and minimum guaranteed interest rate ranges on partial participation found on page 3 of the Prospectus has been revised to read as follows:
For your first term, the maximum return will be within the range of 5.40% to 6.40% for the 1 year term, 9.95% to 10.95% for the 2 year term and 14.40% to 15.40% for the 3 year term. The minimum guaranteed interest rate on partial participation will be within the range of 1.55% to 2.55% for the 1 year term, within the range of 2.75% to 3.75% for the 2 year term and within the range of 3.90% to 4.90% for the 3 year term.
The rest of the information on page 3 remains unchanged.
This Supplement should be retained for future reference.
S-6000-62 A (7/23)